RELATED PARTY TRANSACTIONS - Schedule of related party transactions (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
RELATED PARTY TRANSACTIONS
Total revenues	¥ 7,047,461	$ 992,614	¥ 8,180,107	¥ 9,060,784
Related party transaction, amounts of transaction	89,632	12,624	129,912	91,843
Related parties
RELATED PARTY TRANSACTIONS
Total revenues	1,107,342	155,965	1,128,665	929,524
Public Cloud Service | Xiaomi Group
RELATED PARTY TRANSACTIONS
Total revenues	763,338	107,514	804,647	749,597
Public Cloud Service | Kingsoft Group
RELATED PARTY TRANSACTIONS
Total revenues	217,333	30,611	187,907	156,158
Public Cloud Service | Other related parties
RELATED PARTY TRANSACTIONS
Total revenues	378	53	50,629
Others
RELATED PARTY TRANSACTIONS
Total revenues	1,727	243	2,849	3,882
Others | Related parties
RELATED PARTY TRANSACTIONS
Total revenues	436	61	0	74
Others | Kingsoft Group
RELATED PARTY TRANSACTIONS
Total revenues				74
Others | Other related parties
RELATED PARTY TRANSACTIONS
Total revenues	436	61
Purchase of devices | Xiaomi Group
RELATED PARTY TRANSACTIONS
Related party transaction, amounts of transaction	91	13	144	1,349
Interest expense on loan | Xiaomi Group
RELATED PARTY TRANSACTIONS
Related party transaction, amounts of transaction	39,703	5,592	48,707	16,633
Interest expense on loan | Kingsoft Group
RELATED PARTY TRANSACTIONS
Related party transaction, amounts of transaction	958	135	18,364	4,088
Rental of office space and administrative services | Kingsoft Group
RELATED PARTY TRANSACTIONS
Related party transaction, amounts of transaction	9,167	1,291	13,931	13,321
Rental of building | Xiaomi Group
RELATED PARTY TRANSACTIONS
Related party transaction, amounts of transaction	39,713	5,593	48,766	56,452
Enterprise cloud services
RELATED PARTY TRANSACTIONS
Total revenues	2,663,993	375,216	2,816,976	2,897,817
Enterprise cloud services | Related parties
RELATED PARTY TRANSACTIONS
Total revenues	125,857	17,726	85,482	23,695
Enterprise cloud services | Xiaomi Group
RELATED PARTY TRANSACTIONS
Total revenues	104,967	14,784	74,590	22,857
Enterprise cloud services | Kingsoft Group
RELATED PARTY TRANSACTIONS
Total revenues	18,690	2,632	¥ 10,892	¥ 838
Enterprise cloud services | Other related parties
RELATED PARTY TRANSACTIONS
Total revenues	¥ 2,200	$ 310